Stock Based Compensation (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Number of shares
Number of shares, Beginning balance	16,218,326	12,553,326	9,161,510
Number of shares, Grants	0	4,425,000	4,700,000
Number of shares, Exercised	(150,000)	(1,500)
Number of shares, Expiration		(758,500)	(1,308,184)
Number of shares, Ending balance	16,068,326	16,218,326	12,553,326
Options exercisable, Ending balance	16,068,326	16,093,326	12,563,326
Weighted Average Exercise Price
Weighted Average Exercise Price, Beginning balance	$ 0.50	$ 0.55	$ 1.15
Weighted Average Exercise Price, Exercised	0.75	0.17
Weighted Average Exercise Price, Grants		0.38	0.27
Weighted Average Exercise Price, Expiration		0.68	0.27
Weighted Average Exercise Price, Ending balance	0.49	0.50	0.55
Options exercisable, Ending balance	$ 0.49	$ 0.50	$ 0.55
Weighted Average Remaining Contractual Life (years)
Weighted Average Remaining Contractual Life (years), Beginning balance	3 years 6 months 25 days	4 years 7 days	2 years
Weighted Average Remaining Contractual Life (years), Grants		4 years 8 months 23 days	5 years
Weighted Average Remaining Contractual Life (years), Ending balance	3 years 1 month 6 days	3 years 6 months 25 days	4 years 7 days
Options exercisable, Ending balance	3 years 1 month 6 days	3 years 6 months 21 days	4 years 7 days
Aggregate Intrinsic Value
Aggregate Intrinsic Value, Beginning balance	$ 3,588,631	$ 927
Aggregate Intrinsic Value, Ending balance	8,720,095	3,588,631	$ 927
Options exercisable, Ending balance, Intrinsic value	$ 8,720,095	$ 3,532,381	$ 927